Consolidated Balance Sheets (Unaudited) - USD ($)	Feb. 28, 2023	May 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 45	$ 353
Total Current Assets	45	353
OTHER ASSETS
Investment in Acquisition	6,200,000	0
Loans receivable, related party	23,247	0
Music inventory, net of accumulated depreciation of $20,489 and $19,481, respectively	1,159	2,167
Trademark costs	10,365	10,365
Total Other Assets	6,234,771	12,532
TOTAL ASSETS	6,234,816	12,885
CURRENT LIABILITIES
Accounts payable	69,414	35,405
Accrued interest payable on notes payable	483,388	334,180
Accrued consulting fees	1,091,517	926,217
Notes payable, net of debt discounts of $31,709 and $6,889, respectively	1,439,122	1,419,108
Notes payable to related parties	2,072,851	135,551
Derivative liability	1,536,695	2,817,101
Total Current Liabilities	6,692,987	5,667,562
TOTAL LIABILITIES	6,692,987	5,667,562
STOCKHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 and 200 shares issued and outstanding	0	0
Common stock, $0.0001 par value; 50,000,000,000 shares authorized, 756,612,000 and 16,189,732 shares issued and outstanding, respectively	75,663	1,621
Common stock payable - 1 share	8,460	8,460
Additional paid-in-capital	14,486,896	10,213,431
Accumulated deficit	(15,029,190)	(15,878,189)
Total Stockholders' Deficit	(458,171)	(5,654,677)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,234,816	$ 12,885